Intangible Assets - Schedule of Future Estimated Amortization Expense of Acquired Intangible Assets (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 1,369
2026	1,341
2027	1,319
2028	2
2029	0
Thereafter	0
Total amortization expense	$ 4,031